Subsequent Events (Details)	12 Months Ended
Dec. 31, 2019 CLP ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [abstract]
Inflation of paid capital and reserves | $	$ 92,239,840,420
Percentage of dividend distribution of remaining liquid profit	70.00%
Dividend distribution per share | $ / shares	$ 3.47008338564
Ordinary shares of dividend | shares	101,017,081,114
Percentage of retained liquid profit after dividend	30.00%
Dividend distribution profit percentage	59.10%